UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1940
Smith Barney Appreciation Fund Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)
Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1.                  SCHEDULE OF INVESTMENTS

SMITH BARNEY APPRECIATION FUND
INC.

FORM N-Q

MARCH 31, 2005

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 93.1%
CONSUMER DISCRETIONARY - 12.9%
Hotels, Restaurants & Leisure - 0.8%
1,000,000	Fairmont Hotels & Resorts Inc.	$33,140,000
600,000	The Marcus Corp.	12,300,000
		45,440,000
Leisure Equipment & Products - 0.3%
902,092	Hasbro, Inc.	18,447,781
Media - 8.5%
2,000,000	Comcast Corp., Special Class A Shares (a)	66,800,000
100,000	Dolby Laboratories Inc., Class A Shares (a)	2,350,000
900,000	Gannett Co., Inc.	71,172,000
1,000,000	Liberty Media Corp., Class A Shares (a)	10,370,000
700,000	Meredith Corp.	32,725,000
1,069,200	SBS Broadcasting SA (a)	47,750,472
5,000,000	Time Warner Inc. (a)	87,750,000
500,000	Tribune Co.	19,935,000
1,500,000	Viacom Inc., Class B Shares	52,245,000
4,000,000	The Walt Disney Co.	114,920,000
		506,017,472
Multi-Line Retail - 1.8%
400,000	Costco Wholesale Corp.	17,672,000
1,800,000	Wal-Mart Stores, Inc.	90,198,000
		107,870,000
Specialty Retail -1.5%
1,100,000	Bed Bath & Beyond Inc. (a)	40,194,000
1,300,000	The Home Depot, Inc.	49,712,000
		89,906,000
	TOTAL CONSUMER DISCRETIONARY	767,681,253
CONSUMER STAPLES - 8.7%
Beverages - 2.2%
1,000,000	The Coca-Cola Co.	41,670,000
1,700,000	PepsiCo, Inc.	90,151,000
		131,821,000
Food & Drug Retailing - 0.5%
600,000	Walgreen Co.	26,652,000
Food Products - 3.5%
1,050,000	Archer-Daniels-Midland Co.	25,809,000
600,000	Dean Foods Co. (a)	20,580,000
800,000	General Mills, Inc.	39,320,000
1,004,931	H.J. Heinz Co.	37,021,658
303,473	Hershey Foods Corp.	18,347,978
200,000	Tejon Ranch Co. (a)	8,920,000
903,168	Wm. Wrigley Jr. Co.	59,220,726
		209,219,362

See Notes to Schedule of Investments.

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Household Products - 1.8%
700,000	Kimberly-Clark Corp.	$46,011,000
1,200,000	The Procter & Gamble Co.	63,600,000
		109,611,000
Personal Products - 0.7%
809,355	The Gillette Co.	40,856,240
	TOTAL CONSUMER STAPLES	518,159,602
ENERGY - 9.2%
Energy Equipment & Services - 1.5%
1,100,000	ENSCO International Inc.	41,426,000
712,642	Schlumberger Ltd.	50,227,008
		91,653,008
Oil & Gas - 7.7%
1,000,000	BP PLC, Sponsored ADR	62,400,000
900,000	Canadian Natural Resources Ltd.	51,138,000
400,000	Cimarex Energy Co. (a)	15,600,000
1,400,000	EnCana Corp.	98,588,000
3,300,000	Exxon Mobil Corp.	196,680,000
800,000	Suncor Energy, Inc.	32,168,000
		456,574,000
	TOTAL ENERGY	548,227,008
EXCHANGE TRADED FUNDS - 3.7%
6,000,000	iShares MSCI Japan Index Fund	62,940,000
1,000,000	Standard & Poor’s Depositary Receipts Trust Series 1	118,000,000
912,280	streetTRACKS Gold Trust (a)	39,063,830
	TOTAL EXCHANGE TRADED FUNDS	220,003,830
FINANCIALS - 14.9%
Banks - 2.5%
1,300,000	The Bank of New York Co., Inc.	37,765,000
500,000	Brookline Bancorp, Inc.	7,450,000
1,700,000	Wells Fargo & Co.	101,660,000
		146,875,000
Diversified Financials - 3.1%
203,885	The Goldman Sachs Group, Inc.	22,425,311
1,500,000	JPMorgan Chase & Co.	51,900,000
1,400,000	Merrill Lynch & Co., Inc.	79,240,000
500,000	Morgan Stanley	28,625,000
		182,190,311
Insurance - 7.5%
200,000	American International Group, Inc.	11,082,000
4,100	Berkshire Hathaway Inc., Class A Shares (a)	356,700,000
400,000	Lincoln National Corp.	18,056,000
1,700,000	The St. Paul Travelers Cos., Inc.	62,441,000
		448,279,000
Real Estate - 1.8%
1,100,000	Forest City Enterprises, Inc., Class A Shares	70,180,000
600,000	The St. Joe Co.	40,380,000
		110,560,000
	TOTAL FINANCIALS	887,904,311
HEALTHCARE - 7.4%
Biotechnology - 2.1%
1,117,060	Amgen Inc. (a)	65,024,063
300,000	Genentech, Inc. (a)	16,983,000
747,020	IDEXX Laboratories, Inc. (a)	40,458,603
		122,465,666

See Notes to Schedule of Investments.

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Healthcare Equipment & Supplies - 0.6%
700,000	Aradigm Corp. (a)	$854,000
301,192	C.R. Bard, Inc.	20,505,151
313,678	Medtronic, Inc.	15,981,894
		37,341,045
Pharmaceuticals - 4.7%
550,000	Eli Lilly and Co.	28,655,000
501,778	Hospira, Inc. (a)	16,192,376
1,700,000	Johnson & Johnson	114,172,000
1,100,000	Perrigo Co.	21,065,000
3,500,000	Pfizer Inc.	91,945,000
200,000	Wyeth	8,436,000
		280,465,376
	TOTAL HEALTHCARE	440,272,087
INDUSTRIALS - 17.2%
Aerospace & Defense - 2.4%
1,500,000	Raytheon Co.	58,050,000
800,000	United Technologies Corp.	81,328,000
		139,378,000
Air Freight & Couriers - 0.9%
750,000	United Parcel Service, Inc., Class B Shares	54,555,000
Building Products - 0.4%
706,136	Masco Corp.	24,481,735
Commercial Services & Supplies - 2.0%
1,200,000	Automatic Data Processing Inc.	53,940,000
2,300,000	Waste Management, Inc.	66,355,000
		120,295,000
Electrical Equipment - 0.8%
800,000	American Power Conversion Corp.	20,888,000
400,000	Cooper Industries, Ltd., Class A Shares	28,608,000
		49,496,000
Industrial Conglomerates - 9.8%
2,600,000	3M Co.	222,794,000
7,000,000	General Electric Co.	252,420,000
1,200,000	Honeywell International Inc.	44,652,000
1,800,000	Tyco International Ltd.	60,840,000
		580,706,000
Road & Rail - 0.9%
1,231,033	Florida East Coast Industries, Inc.	52,294,282
	TOTAL INDUSTRIALS	1,021,206,017
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.7%
3,500,000	Cisco Systems, Inc. (a)	62,615,000
2,500,000	JDS Uniphase Corp. (a)	4,175,000
5,500,000	Lucent Technologies Inc. (a)	15,125,000
1,300,000	Motorola, Inc.	19,461,000
		101,376,000
Computers & Peripherals - 3.7%
631,270	Dell Inc. (a)	24,253,394
4,000,000	EMC Corp. (a)	49,280,000
2,000,000	Hewlett-Packard Co.	43,880,000

See Notes to Schedule of Investments.

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Computers & Peripherals - 3.7% (continued)
800,000	International Business Machines Corp.	$73,104,000
1,000,000	SanDisk Corp. (a)	27,800,000
		218,317,394
Electronic Equipment & Instruments - 0.2%
250,000	Mettler-Toledo International Inc. (a)	11,875,000
1,000,000	Solectron Corp. (a)	3,470,000
		15,345,000
Internet Software & Services - 0.9%
50,000	Google Inc., Class A Shares (a)	9,025,500
700,000	IAC/InterActiveCorp (a)	15,589,000
900,000	Yahoo! Inc. (a)	30,510,000
		55,124,500
Semiconductor Equipment & Products - 1.9%
8,000,000	Agere Systems Inc., Class A Shares (a)	11,440,000
1,500,000	Freescale Semiconductor Inc., Class B shares (a)	25,875,000
2,500,000	Intel Corp.	58,075,000
600,000	Texas Instruments Inc.	15,294,000
		110,684,000
Software - 3.7%
9,000,000	Microsoft Corp.	217,530,000
	TOTAL INFORMATION TECHNOLOGY	718,376,894
MATERIALS - 5.7%
Chemicals - 3.1%
850,000	The Dow Chemical Co.	42,372,500
1,500,000	E.I. du Pont de Nemours & Co.	76,860,000
950,000	PPG Industries, Inc.	67,944,000
		187,176,500
Metals & Mining - 2.1%
1,200,000	Alcoa Inc.	36,468,000
1,200,000	Newmont Mining Corp.	50,700,000
275,000	Rio Tinto PLC, Sponsored ADR	35,681,250
		122,849,250
Paper & Forest Products - 0.5%
400,000	Weyerhaeuser Co.	27,400,000
	TOTAL MATERIALS	337,425,750
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
500,000	Verizon Communications Inc.	17,750,000
Wireless Telecommunication services - 0.1%
315,400	Vodafone Group PLC, Sponsored ADR	8,377,024
	TOTAL TELECOMMUNICATION SERVICES	26,127,024
UTILITIES - 0.9%
Electric Utilities - 0.6%
904,407	Cinergy Corp.	36,646,572
Gas Utilities - 0.2%
200,000	KeySpan Corp.	7,794,000
Multi-Utilities - 0.1%
300,000	NiSource Inc.	6,837,000
	TOTAL UTILITIES	51,277,572
	TOTAL COMMON STOCK (Cost - $4,129,927,092)	5,536,661,348

See Notes to Schedule of Investments.

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

WARRANTS	SECURITY	VALUE
WARRANTS - 0.0%
COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
255,775	Lucent Technologies Inc. Expire 12/10/07 (Cost - $0)	$171,369
	SUB-TOTAL INVESTMENTS - 93.1% (Cost - $4,129,927,092)	5,536,832,717

FACE
AMOUNT
REPURCHASE AGREEMENT - 12.1%
$718,606,000	Interest in $1,051,803,000 joint tri-party repurchase agreement dated 3/31/05 with Bank of America, 2.850% due 4/1/05; Proceeds at maturity - $718,662,890; (Fully collateralized by various U.S. Government Agency Notes and Bonds, 0.00% to 7.000% due 6/29/05 to 3/24/25; Market value - $732,978,668) (Cost - $718,606,000)	718,606,000
	TOTAL INVESTMENTS - 105.2% (Cost - $4,848,533,092*)	6,255,438,717
	Liabilities in Excess of Other Assets - (5.2%)	(309,388,388)
	TOTAL NET ASSETS - 100.0%	$5,946,050,329

(a)  Non-income producing security.

*    Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Appreciation Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities listed on a national securities exchange are valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices.  Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Over-the-counter securities are valued at the mean between the closing bid and asked prices on each day. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

(d) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,431,000,477
Gross unrealized depreciation	(24,094,852)
Net unrealized appreciation	$1,406,905,625

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Appreciation Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2005

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 27, 2005